LONG-TERM DEBT (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total Debt
Senior Term Loan [Member]
Debt Instrument [Line Items]
2023	5,280
2024	38,855
2025
2026
2027
Thereafter
Total gross	44,135
Unamortized debt issuance costs	(1,266)
Unamortized purchase discount	(2,340)
Total Debt	40,529
Subordinated Debt [Member]
Debt Instrument [Line Items]
2023	11,119
2024
2025
2026
2027
Thereafter
Total gross	11,119
Unamortized debt issuance costs
Unamortized purchase discount
Total Debt	11,119
Subordinated Term Loan [Member]
Debt Instrument [Line Items]
2023
2024
2025	41,528
2026
2027
Thereafter
Total gross	41,528
Unamortized debt issuance costs
Unamortized purchase discount
Total Debt	41,528
Long-Term Debt [Member]
Debt Instrument [Line Items]
2023	259
2024
2025
2026
2027
Thereafter
Total gross	259
Unamortized debt issuance costs
Unamortized purchase discount
Total Debt	259
Convertible Debt [Member]
Debt Instrument [Line Items]
2023
2024	43,928
2025
2026
2027
Thereafter
Total gross	43,928
Unamortized debt issuance costs
Unamortized purchase discount
Total Debt	43,928
Debt [Member]
Debt Instrument [Line Items]
2023	16,658
2024	82,783
2025	41,528
2026
2027
Thereafter
Total gross	140,969
Unamortized debt issuance costs	(1,266)
Unamortized purchase discount	(2,340)
Total Debt	$ 137,363